Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Taxes Payable [Abstract]
Corporate income tax	$ 3,495,646	$ 3,946,227
Value-added tax (“VAT”)	828,488	746,975
Related surcharges on VAT payable	108	2,224
IIT	702	1,841
Other tax	2,238
Total	$ 4,327,182	$ 4,697,267